Segment Report	12 Months Ended
Jun. 30, 2022
Disclosure of entity's operating segments [Abstract]
Segment Report	Segment report
Accounting policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). The chief operating decision maker has been identified as the CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by an operational management team.

After applying the qualitative and quantitative thresholds from IFRS 8 Operating Segments, the reportable segments were determined as: Tshepong Operations, Moab Khotsong, Bambanani, Joel, Doornkop, Target 1, Kusasalethu, Masimong, Unisel, Mponeng, Mine Waste Solutions (as of 1 July 2021) and Hidden Valley. All other operating segments have been grouped together under all other surface operations.

The CODM has been identified as the CEO's office consisting of the:
•Chief executive officer
•Financial director
•Executive director: Stakeholder relations and Corporate affairs
•Chief executive officer: South-east Asia
•Chief operating officer: South Africa operations
•Chief financial officer: Treasury
•Senior executive: Enterprise risk and Investor relations
•Senior executive: Sustainable Development
•Senior executive: Human Capital
•Executive: Ore Reserve Management.

When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.

Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.

A reconciliation of the segment totals to the group financial statements has been included in note 42.
Segment report continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Tshepong Operations	6 351	6 214	5 452	5 084	4 865	4 298	1 267	1 349	1 154	3 779	6 541	6 733	1 514	1 112	930	7 022	7 419	7 293	1 561	1 558	1 417
Moab Khotsong	5 779	6 048	5 008	4 038	3 842	3 344	1 741	2 206	1 664	4 324	4 008	3 842	894	633	498	6 508	7 166	6 592	959	903	746
Mponeng	5 620	4 750	—	4 487	2 938	—	1 133	1 812	—	4 433	4 321	—	605	493	—	6 086	5 446	—	840	683	—
Bambanani[1]	1 286	1 687	1 591	1 163	1 156	1 040	123	531	551	—	327	443	25	71	50	1 433	1 992	2 132	176	227	200
Joel	1 411	1 199	1 037	1 308	1 124	1 010	103	75	27	1 244	1 166	1 080	225	172	151	1 556	1 424	1 391	434	359	349
Doornkop	3 106	3 077	2 270	2 453	2 140	1 730	653	937	540	3 222	2 994	2 841	491	425	281	3 444	3 670	2 994	874	851	681
Target 1	1 648	1 410	1 524	1 812	1 667	1 499	(164)	(257)	25	1 517	1 367	1 276	384	368	347	1 800	1 603	2 244	455	488	543
Kusasalethu	4 139	3 400	2 293	3 086	2 955	2 577	1 053	445	(284)	822	1 057	1 253	210	205	188	4 567	3 999	3 015	607	708	615
Masimong	1 733	1 636	1 401	1 504	1 427	1 258	229	209	143	17	26	41	49	29	24	1 910	2 012	1 999	486	510	489
Unisel[2]	—	224	681	—	182	580	—	42	101	—	—	6	—	—	7	—	247	982	—	57	219
Surface
Mine Waste Solutions[3]	2 642	1 889	—	1 588	1 137	—	1 054	752	—	1 027	1 031	—	264	70	—	2 899	2 057	—	23 443	17 665	—
All other surface operations	4 868	5 136	3 302	3 551	3 587	2 135	1 317	1 549	1 167	1 066	890	745	282	265	118	5 304	6 031	4 349	20 737	21 824	16 264
Total South Africa	38 583	36 670	24 559	30 074	27 020	19 471	8 509	9 650	5 088	21 451	23 728	18 260	4 943	3 843	2 594	42 529	43 066	32 991	50 572	45 833	21 523
International
Hidden Valley	3 159	4 028	3 748	2 122	1 719	1 639	1 037	2 309	2 109	4 141	3 128	3 810	1 249	1 260	959	3 707	4 689	4 872	3 229	3 420	3 906
Total international	3 159	4 028	3 748	2 122	1 719	1 639	1 037	2 309	2 109	4 141	3 128	3 810	1 249	1 260	959	3 707	4 689	4 872	3 229	3 420	3 906
Total operations	41 742	40 698	28 307	32 196	28 739	21 110	9 546	11 959	7 197	25 592	26 856	22 070	6 192	5 103	3 553	46 236	47 755	37 863	53 801	49 253	25 429
Reconciliation of segment information to the consolidated income statement and balance sheet	903	1 035	938	903	1 035	938	—	—	—	21 216	21 947	22 622	—	—	—	—	—	—	—	—	—
	42 645	41 733	29 245	33 099	29 774	22 048	9 546	11 959	7 197	46 808	48 803	44 692	6 192	5 103	3 553	46 236	47 755	37 863	53 801	49 253	25 429
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R22 million (2021: R34 million) (2020: R54 million).
*    Production statistics are unaudited.
[1]    The Bambanani operation closed during June 2022.
[2]    The Unisel operation closed during October 2020.
[3] The Mine Waste Solutions and All other surface operations line items were disaggregated as a result of Mine Waste Solutions meeting the 10% profit quantitative threshold for a reportable segment.
Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2022	2021	2020
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	41 742	40 698	28 307
Revenue per income statement	42 645	41 733	29 245
Other metal sales treated as by-product credits in the segment report	(903)	(1 035)	(938)
Production costs per segment report	(32 196)	(28 739)	(21 110)
Production costs per income statement	(33 099)	(29 774)	(22 048)
Other metal sales treated as by-product credits in the segment report	903	1 035	938

Production profit per segment report	9 546	11 959	7 197
Cost of sales items other than production costs	(8 828)	(5 715)	(3 860)
Amortisation and depreciation of mining assets	(3 622)	(3 777)	(3 409)
Amortisation and depreciation of assets other than mining assets	(61)	(98)	(99)
Rehabilitation expenditure	(136)	(135)	(47)
Care and maintenance cost of restructured shafts	(273)	(144)	(146)
Employment termination and restructuring costs	(218)	(332)	(40)
Share-based payments	(143)	(114)	(130)
Impairment of assets	(4 433)	(1 124)	—
Other	58	9	11

Gross profit	718	6 244	3 337
Corporate, administration and other expenditure	(984)	(1 068)	(611)
Exploration expenditure	(214)	(177)	(205)
Gains/(losses) on derivatives	53	1 022	(1 678)
Foreign exchange translation gain/(loss)	(327)	670	(892)
Other operating expenses	(1)	(241)	(309)

Operating profit/(loss)	(755)	6 450	(358)
Gain on bargain purchase	—	303	—
Acquisition-related costs	—	(124)	(45)
Share of profit from associate	63	83	94
Investment income	352	331	375
Finance costs	(718)	(661)	(661)

Profit/(loss) before taxation	(1 058)	6 382	(595)
42    Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2022	2021	2020
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	7 280	6 741	7 116
Mining assets (a)	943	757	1 062
Undeveloped property (b)	4 004	3 989	4 025
Other non-mining assets	510	411	115
Assets under construction (c)	1 823	1 584	1 914
Intangible assets	48	365	536
Restricted cash and investments	5 555	5 232	3 642
Investments in associates	125	126	146
Deferred tax assets	203	272	531
Other non-current assets	374	332	435
Derivative financial assets	137	328	50
Current assets
Inventories	2 818	2 542	2 421
Restricted cash and investments	27	67	62
Trade and other receivables	1 682	1 652	1 308
Derivative financial assets	519	1 471	18
Cash and cash equivalents	2 448	2 819	6 357
Total	21 216	21 947	22 622

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise the Target North property as well as Wafi-Golpu’s undeveloped properties.

(c)    Assets under construction consist of the Wafi-Golpu assets.